Long-Term Receivables and Other Assets	9 Months Ended
Sep. 30, 2022
Disclosure of Long-Term Receivables Explanatory [Abstract]
Long-term receivables and other assets
8.	Long-term receivables and other assets

($000s)	September 30, 2022	December 31, 2021
BC Hydro [1]	38,500	-
Canadian Exploration Expenses (Note 18)	9,254	9,172
British Columbia Mineral Exploration Tax Credit [2]	3,866	3,866
	51,620	13,038

1)	The Company has paid $38.5 million to British Columbia Hydro and Power Authority (“BC Hydro”) as advance payments made pursuant to the Company signing a facilities agreement with BC Hydro covering the design and construction of facilities to supply construction phase hydro-sourced electricity to the KSM project.

2)	During 2016, upon the completion of an audit of the application by tax authorities of the British Columbia Mineral Exploration Tax Credit (“BCMETC”) program, the Company was reassessed $3.6 million, including accrued interest, for expenditures that the tax authority has categorized as not qualifying for the BCMETC program. The Company recorded a $3.6 million provision within non-trade payables and accrued expenses on the consolidated statements of financial position as at December 31, 2016 with a corresponding increase in mineral interests. In 2017 the Company filed an objection to the reassessment with the appeals division of the tax authorities and paid one-half of the accrued balance to the Receiver General and reduced the provision by $1.8 million. In 2019, the Company received a decision from the appeals division that the Company’s objection was denied, and the Company filed a Notice of Appeal with the British Columbia Supreme Court. The Attorney General of Canada replied to the facts and arguments in the Company’s Notice of Appeal and stated its position that the Company’s expenditures did not qualify for the BCMETC program. During the first quarter 2022, the Company completed discoveries with the Department of Justice and will continue to move the appeal process forward as expeditiously as possible. The Company intends to continue to fully defend its position. As at September 30, 2022, the Company has paid $1.6 million to the Receiver General, and the Canada Revenue Agency (CRA) has withheld $2.3 million of HST credits due to the Company that would fully cover the residual balance, including interest, should the Company be unsuccessful in its challenge. In 2021, based on further study of the facts and circumstances of the Company’s objection, the Company concluded that it was more likely than not that it will be successful in its objection and reclassified the $3.9 million as long-term receivables on the consolidated statements of financial position.